X.com Money Market Fund
Semi-annual Report

The X.com Money Market Fund invests in high-quality, short-term government and corporate debt. During the first quarter, the U.S. economy showed continued signs of strong growth. The Federal Reserve Board raised rates two times during the quarter. In anticipation of further rate increases, the Fund remained liquid, with a significant portion positioned in one- and three-month paper. However, as a hedge against a slowing economy in the short term, a small portion of the Fund was invested in one-year securities. In addition, the Fund's exposure to floating rate assets was increased. Because floating rate notes reset periodically, the portfolio can quickly adjust to movements in short-term rates.

Prior to the May FOMC meeting, fears of aggressive tightening by the Federal Reserve Bank led to a steepening of the yield curve that exceeded our expectations of Fed actions. In response to these market conditions, the Fund took the opportunity to purchase a modest amount of one-year securities at a significantly inflated yield. Following the May rate hike, the Fund seized another opportunity, extending heavily in the three- and six-month sector as the higher yields on short-term debt reflected the possibility of two further rate increases in the second half of 2000.

X.com U.S.A. Money Market Fund
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments:
In Money Market Master Portfolio ("Master Portfolio"),
  at market value (Note 1)                                         $  26,250,511
                                                                   -------------
Total Assets                                                          26,250,511
                                                                   -------------
LIABILITIES
Payables:
     Accrued advisory fee (Note 2)                                        16,287
     Distribution to shareholders                                        116,193
                                                                   -------------
Total Liabilities                                                        132,480
                                                                   -------------
NET ASSETS                                                         $  26,118,031
                                                                   =============
Net assets consist of:
     Paid-in capital                                                  26,118,031
                                                                   -------------
NET ASSETS                                                         $  26,118,031
                                                                   =============
Shares outstanding                                                    26,118,031
                                                                   =============
Net asset value and offering price per share                       $        1.00
                                                                   =============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

X.com U.S.A. Money Market Fund
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
     Interest                                                        $  309,198
     Expenses                                                            (4,743)
                                                                     ----------
Net investment income allocated from Master Portfolio                   304,455
                                                                     ----------
FUND EXPENSES (NOTE 2)
     Management fees                                                     41,667

                                                                     ----------
Total fund expenses                                                      41,667
                                                                     ----------
Less:
     Fees reimbursed by X.com (Note 2)                                   (8,520)

                                                                     ----------
Total Net Expenses                                                       33,147
                                                                     ----------
Net investment income                                                   271,308
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  271,308
                                                                     ==========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

X.com U.S.A. Money Market Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                           For the Period November
                                                                                                                          18, 1999
                                                                                       For the Six Months         (commencement of
                                                                                      Ended June 30, 2000      operations) through
                                                                                              (Unaudited)        December 31, 1999
                                                                                      -------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                                    $     271,308             $      2,310
                                                                                      -------------------  -----------------------
Net increase in net assets resulting from operations                                              271,308                    2,310
                                                                                      -------------------  -----------------------
Distributions to shareholders:
   From net investment income                                                                    (271,308)                  (2,310)
                                                                                      -------------------  -----------------------
Total distributions to shareholders                                                              (271,308)                  (2,310)
                                                                                      -------------------  -----------------------
Capital share transactions:
   Proceeds from shares sold                                                                   34,788,461                1,254,052
   Net asset value of shares issued in reinvestment of dividends and distributions                155,112                    2,310
   Cost of shares redeemed                                                                    (10,021,712)                 (60,192)
                                                                                      -------------------  -----------------------
Net increase in net assets resulting from capital share transactions                           24,921,861                1,196,170
                                                                                      -------------------  -----------------------
Increase in net assets                                                                         24,921,861                1,196,170
NET ASSETS:
Beginning of period                                                                             1,196,170                        0
                                                                                      -------------------  -----------------------
End of period                                                                               $  26,118,031             $  1,196,170
                                                                                      ===================  =======================
SHARES ISSUED AND REDEEMED:
   Shares sold                                                                                 34,788,461                1,254,052
   Shares issued in reinvestment of dividends and distributions                                   155,112                    2,310
   Shares redeemed                                                                            (10,021,712)                 (60,192)
                                                                                      -------------------  -----------------------
Net increase in shares outstanding                                                             24,921,861                1,196,170
                                                                                      ===================  =======================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period


X.com U.S.A. Money Market Fund

--------------------------------------------------------------------------------------------------------------

                                                                                                  Period From
                                                                                   Six          Nov. 18, 1999
                                                                          Months Ended          (Commencement
                                                                         Jun. 30, 2000      of Operations) to
                                                                           (Unaudited)          Dec. 31, 1999
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $      1.00            $      1.00
                                                                          ------------           ------------
Income from investment operations:
    Net investment income                                                         0.03                   0.01
                                                                          ------------           ------------
Total from investment operations                                                  0.03                   0.01
                                                                          ------------           ------------
Less distributions:
    From net investment income                                                   (0.03)                 (0.01)
                                                                          ------------           ------------
Total distributions                                                              (0.03)                 (0.01)
                                                                          ------------           ------------
Net asset value, end of period                                             $      1.00            $      1.00
                                                                          ============           ============
Total return                                                                      2.81% ++               0.65% ++
                                                                          ============           ============
Ratios/Supplemental data:
    Net assets, end of period (000s)                                       $    26,118            $     1,196
    Ratio of expenses to average net assets                1                      0.82% +                0.50% +
    Ratio of net investment income to average net assets   2                      5.88% +                5.92% +

==============================================================================================================

1   Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                                  1.01% +                0.60% +
2   Ratio of net investment income (loss) to average net
    assets prior to waived fees and reimbursed expenses                           5.69% +                5.82% +

+   Annualized.
++  Not Annualized.

The accompanying notes are an integral part of these financial statements.

X.COM U.S.A. MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    X.com U.S.A. Money Market Fund (the "Fund") is one of a diversified series of X.com Funds (the "Trust"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

     The investment objective of the U.S.A Money Market Fund is to provide a high level of income while preserving capital and liquidity.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy and Security Valuation

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (7.15% as of June 30, 2000).

     The method by which the MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

     Security Transactions and Income Recognition

     The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

     Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     X.com Asset Management, Inc. ("XAM"), a wholly owned subsidiary of X.com Corporation ("X.com") serves as the Funds' investment adviser. For both their advisory and administrative services, XAM is paid a "unified" fee from the Fund at an annual rate of 1.50% of the Fund's average daily net assets. Prior to June 13, 2000 XAM was paid a "unified" fee from the Fund at an annual rate of 0.50%. Under this agreement between the Trust and XAM, XAM assumes all ordinary recurring direct costs of the Trust, such as custodian fees, director's fees, transfer agency fees and accounting fees, and excludes, generally, advisory fees and costs related to security transactions. XAM may delegate some of their administrative duties to the administrator.

     A fee waiver for the Fund is made pursuant to an expense limitation and reimbursement agreement with XAM that is in effect for an initial term of one year and will be renewed thereafter automatically for a one year term on an annual basis. The agreement can be changed, terminated or not renewed by either party only by giving 90 days' prior notice. XAM waived expenses totaling 0.10% of the Fund's average daily net assets for the period ended June 30, 2000.

     X.com serves as the shareholder servicing agent for the Fund. X.com is also responsible for maintaining the Fund's shareholder accounts.

     Investor's Bank & Trust Company (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. XAM compensates the Administrator for services performed.

MONEY MARKET MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

Security                                                 Principal         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BANKERS' ACCEPTANCES--0.78%
--------------------------------------------------------------------------------
Toronto-Dominion Bank
 6.63%, 12/13/00                                       $ 2,948,667   $ 2,859,064
--------------------------------------------------------------------------------

TOTAL BANKERS' ACCEPTANCES
(Cost: $2,859,064)                                                     2,859,064
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--11.84%
--------------------------------------------------------------------------------
Bank of America NA
 6.72%, 09/13/00                                         5,000,000     5,000,465
Banque National de Paris
 6.99%, 05/02/01                                         3,500,000     3,499,723
Bayerische Hypo-Und Vereinsbank AG
 6.63%, 08/21/00                                         5,000,000     5,000,062
 6.72%, 09/14/00                                         5,000,000     5,000,141
 7.00%, 05/02/01                                         3,500,000     3,499,447
Bayerische Landesbank
 5.93%, 10/02/00                                         5,000,000     4,986,400
Deutsche Bank AG
 6.66%, 03/08/01                                         5,000,000     4,998,699
 6.70%, 03/14/01                                         6,500,000     6,497,837
Societe Generale
 6.90%, 03/29/01                                         5,000,000     4,998,593
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $43,481,367)                                                   43,481,367
--------------------------------------------------------------------------------

COMMERCIAL PAPER--59.21%
--------------------------------------------------------------------------------
Accor BNP
 6.58%, 08/16/00                                         5,000,000     4,957,961
 6.62%, 07/18/00                                         3,935,000     3,922,699
Alpine Securitization Corp.
 6.55%, 07/18/00                                         2,609,000     2,600,930
 6.85%, 07/14/00                                        10,000,000     9,975,264
Associates Corp. of North America
 6.95%, 07/03/00                                         5,000,000     4,998,069
Atlantis One Funding Corp.
 6.58%, 07/13/00                                         5,000,000     4,989,033
Barton Capital Corp.
 6.61%, 09/12/00                                         5,000,000     4,932,982
 6.62%, 07/18/00                                         4,000,000     3,987,496
 6.62%, 08/24/00                                         3,000,000     2,970,210
British Telecommunications
 6.28%, 10/12/00                                         5,000,000     4,910,161
Centric Capital Corp.
 6.63%, 07/25/00                                         3,000,000     2,986,740
Corporate Asset Funding Co.
 6.19%, 07/10/00                                         5,000,000     4,992,262
 6.52%, 07/12/00                                         3,000,000     2,994,023

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

Security                                                 Principal         Value
--------------------------------------------------------------------------------
Countrywide Home Loans Inc.
 6.57%, 07/10/00                                       $ 3,000,000   $ 2,995,072
 6.75%, 07/20/00                                         5,000,000     4,982,188
Falcon Asset Securitization Corp.
 6.55%, 07/03/00                                         1,085,000     1,084,605
 6.55%, 07/25/00                                         5,000,000     4,978,167
Fayette Funding Corp.
 6.77%, 07/21/00                                         5,000,000     4,981,194
Forrestal Funding Corp.
 6.60%, 08/11/00                                         5,000,000     4,962,417
General Electric Capital Corp.
 6.54%, 07/28/00                                         5,000,000     4,975,475
 6.60%, 09/06/00                                         1,745,000     1,723,566
 6.62%, 09/11/00                                         1,200,000     1,184,112
 6.62%, 09/12/00                                         1,200,000     1,183,892
General Motors Acceptance Corp.
 7.10%, 07/03/00                                        10,000,000     9,996,056
Goldman Sachs Group Inc.
 6.61%, 09/11/00                                         5,000,000     4,933,900
Greenwich Funding Corp.
 6.60%, 07/17/00                                         5,000,000     4,985,333
 6.68%, 08/23/00                                         3,180,000     3,148,727
International Securitization Corp.
 6.62%, 07/11/00                                         4,000,000     3,992,645
Intrepid Funding
 6.06%, 08/07/00                                         4,000,000     3,975,086
Kitty Hawk Funding Corp.
 6.61%, 09/11/00                                         5,000,000     4,933,900
Koch Industries Inc.
 7.00%, 07/05/00                                         8,000,000     7,993,778
Lexington Parker Capital Corp.
 6.19%, 07/11/00                                         5,000,000     4,991,403
 6.56%, 07/10/00                                         2,154,000     2,150,468
 6.61%, 09/01/00                                         2,514,000     2,485,381
 6.70%, 08/24/00                                         3,000,000     2,969,850
Liberty Street Funding Corp.
 6.64%, 09/19/00                                         5,000,000     4,926,222
 6.68%, 08/21/00                                         4,000,000     3,962,147
Moat Funding LLC
 6.64%, 09/20/00                                         5,000,000     4,925,356
 6.70%, 08/23/00                                         3,000,000     2,970,408
 6.70%, 12/12/00                                         5,000,000     4,847,389
Moriarty LLC
 6.35%, 09/25/00                                         2,000,000     1,969,661
 6.56%, 07/10/00                                         5,000,000     4,991,800
 6.70%, 12/15/00                                         5,000,000     4,844,597
Prudential Funding Corp.
 6.31%, 10/23/00                                         5,000,000     4,900,092
Quincy Capital Corp.
 6.55%, 07/25/00                                         5,907,000     5,881,206
 6.56%, 07/14/00                                         1,726,000     1,721,911

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

Security                                                Principal          Value
--------------------------------------------------------------------------------
Silver Tower US Funding LLC
 6.63%, 09/25/00                                     $  5,000,000   $  4,920,808
Variable Funding Capital Corp.
 6.60%, 07/18/00                                        5,000,000      4,984,417
Windmill Funding Corp.
 6.62%, 07/10/00                                        5,000,000      4,991,725
 6.95%, 07/03/00                                        7,836,000      7,832,974
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $217,495,758)                                                 217,495,758
--------------------------------------------------------------------------------

MEDIUM TERM NOTES--4.90%
--------------------------------------------------------------------------------
AmeriCredit Corp.
 6.89%, 06/05/01                                        8,000,000      8,000,000
Associates Automobile 2000-1 "A-1"
 6.85%, 06/15/01                                        5,000,000      5,000,000
Ford Credit Auto Owner Trust 2000-C "A-2"
 6.82%, 06/15/01                                        5,000,000      5,000,000
--------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $18,000,000)                                                   18,000,000
--------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES--22.95%
--------------------------------------------------------------------------------
Associates Manufactured Housing Certificates
 6.88%, 10/16/00                                        4,569,784      4,569,784
Bank of America
 6.65%, 04/27/01                                        5,000,000      5,000,000
Bayerische Landesbank
 6.59%, 02/28/01                                        5,000,000      4,998,382
CIT Equipment Collateral
 6.64%, 03/20/01                                       10,000,000     10,000,000
Countrywide Home Loans Inc.
 7.15%, 08/28/00                                        4,715,000      4,717,276
First Union National Bank
 6.65%, 05/29/01                                        5,000,000      5,000,000
Ford Motor Credit Co.
 6.45%, 07/16/01                                       10,000,000     10,014,745
 6.74%, 08/18/00                                        7,000,000      6,999,087
National City Bank
 6.63%, 10/04/00                                        8,000,000      7,997,508
Norwest Financial Inc.
 6.64%, 09/07/00                                        5,000,000      4,999,451
Sigma Finance Inc.
 6.90%, 09/15/00                                        5,000,000      5,000,000
SMM Trust 2000-B "A-1"
 6.81%, 12/15/00                                        5,000,000      5,000,000
SMM Trust 2000-E
 6.67%, 03/14/01                                        5,000,000      5,000,000
Special Purpose Accounts Receivable Corp.
 6.65%, 01/05/01                                        5,000,000      5,000,000
--------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $84,296,233)                                                   84,296,233
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

   MONEY MARKET MASTER PORTFOLIO
   JUNE 30, 2000 (Unaudited)
   Schedule of Investments

   Security                                                                     Principal              Value
   ---------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS--0.00%

   ---------------------------------------------------------------------------------------------------------
   Morgan Stanley Tri Party Repurchase Agreement, dated 6/30/00, due
   7/03/00, with a maturity value of $451 and an effective yield of 6.30%.           $451               $451
   ---------------------------------------------------------------------------------------------------------

   TOTAL REPURCHASE AGREEMENTS
   (Cost: $451)                                                                                          451
   ---------------------------------------------------------------------------------------------------------

   TOTAL INVESTMENTS IN SECURITIES -- 99.68%
   (Cost $366,132,873)*                                                                          366,132,873
   ---------------------------------------------------------------------------------------------------------
   Other Assets, Less Liabilities -- 0.32 %                                                        1,220,874
   ---------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.00%                                                                         $367,353,747
   =========================================================================================================

*  Cost for income tax purposes is the same as for financial statement purposes.
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost: $366,132,873) (Note 1)          $ 366,132,873
Receivables:
  Interest                                                             1,322,821
                                                                   -------------
Total Assets                                                         367,455,694
                                                                   -------------
LIABILITIES
Payables:
  Due to BGI (Note 2)                                                    101,947
                                                                   -------------
Total Liabilities                                                        101,947
                                                                   -------------
NET ASSETS                                                         $ 367,353,747
                                                                   =============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
   Interest                                                          $ 8,855,215
                                                                     -----------
Total investment income                                                8,855,215
                                                                     -----------
EXPENSES (NOTE 2)
   Advisory fees                                                         141,718
                                                                     -----------
Total expenses                                                           141,718
                                                                     -----------
Net investment income                                                  8,713,497
                                                                     -----------
Net realized gain on sale of investments                                      22
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 8,713,519
                                                                     ===========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 For the Six Months
                                                                Ended June 30, 2000  For the Period Ended   For the Period Ended
                                                                        (unaudited)     December 31, 1999 *    February 28, 1999 **
                                                                -------------------  --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                                             $   8,713,497         $   9,767,206          $   5,411,548
    Net realized gain                                                            22                 4,552                     --
                                                                -------------------  --------------------   --------------------
Net increase (decrease) in net assets resulting from operations           8,713,519             9,771,758              5,411,548
                                                                -------------------  --------------------   --------------------
Interestholder transactions:
    Contributions                                                       514,970,795           343,767,992            257,234,773
    Withdrawals                                                        (401,803,829)         (370,712,809)                    --
                                                                -------------------  --------------------   --------------------
Net increase (decrease) in net assets resulting from
interestholder transactions                                             113,166,966           (26,944,817)           257,234,773
                                                                -------------------  --------------------   --------------------
Increase (decrease) in net assets                                       121,880,485           (17,173,059)           262,646,321
NET ASSETS:
Beginning of period                                                     245,473,262           262,646,321                     --
                                                                -------------------  --------------------   --------------------
End of period                                                         $ 367,353,747         $ 245,473,262          $ 262,646,321
                                                                ===================  ====================   ====================

--------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Porfolio changed its fiscal year end from February 28 to December 31.

** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The Master Portfolio amortizes premium and accretes discount on a straight-line basis to maturity.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 5.625%, a maturity date of 02/15/06 and an aggregate market value of $9,910.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets and net investment income to average net assets for the Master Portfolio are as follows:

                                                                            Six        For the         For the
                                                                   Months Ended   Period Ended    Period Ended
                                                                  June 30, 2000   December 31,    February 28,
                                                                     (Unaudited)          1999 *          1999 **
-----------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                +           0.10%             0.10%           0.10%
     Ratio of net investment income to average net assets   +           6.16%             5.23%           5.17%

=================================================================================================================

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
** For the period from September 1, 1998 (commencement of operations) to February 28,1999.

+      Annualized for period of less than one year.